Intangible Assets, Net - Summary Of Future Intangible Asset Amortization (Detail) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	¥ 13,562,123
2022	12,635,179
2023	10,399,789
2024	9,637,359
2025	9,637,359
Thereafter	27,251,163
Intangible assets, net	¥ 83,122,972	¥ 88,943,679